Fair Value Measurements (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 361,766,055	$ 310,084,024
Redemption Notice Period	5 days
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 324,932,980	274,195,168
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	317,225,471	268,032,204
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	5,286,214	4,157,727
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	2,421,295	2,005,237
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	324,519,454	272,895,604
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	317,225,471	268,032,204
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	4,872,688	2,858,163
Level 1 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	2,421,295	2,005,237
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	413,526	1,299,564
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	413,526	1,299,564
Level 2 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	36,833,075	35,888,856
NAV | Pooled separate account
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	36,263,529	35,367,736
NAV | Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 569,546	$ 521,120